Disposal of wholly owned subsidiary (Details)	12 Months Ended
Jun. 30, 2016 USD ($)
Jiangsu Logistics [Member]
Disposal Of Wholly Owned Subsidiary [Line Items]
Cash and cash equivalents	$ 779
Trade and other receivables	1,019,345
Property, plant and equipment	156,722
Trade and other payables	(88,917)
Tax payables	(18,277)
Net Assets	(1,069,652)
Consideration received	1,505,140
Gain on disposal	435,488
Jiangsu Zhengxin R and D [Member]
Disposal Of Wholly Owned Subsidiary [Line Items]
Cash and cash equivalents	4,154
Trade and other receivables	1,012,013
Property, plant and equipment	9,297,970
Land use right	2,850,240
Trade and other payables	(13,879,652)
Net Liabilities	(715,275)
Consideration received	10,518,189
Less: Amount required repaying to Danyang Beijiate	(10,055,371)
Gain on disposal	$ 1,178,093